Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Non-Current Assets

As at December 31 (millions of dollars)	2020	2019
Right-of-Use assets (Note 23)	77	75
Investments (Note 18)	7	2
Derivative assets (Note 18)	—	3
Other long-term assets	8	7
	92	87